Fair Value - Summary of fair value measurement of assets (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Initial balance as of January 1	S/ 21,713,926
Balance as of December 31	21,753,137	S/ 21,713,926
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Initial balance as of January 1	514,922	487,352
Purchases	629,543	155,198
Sales	(237,870)	(272,711)
Total gain recognized on the consolidated statement of income	227,168	145,083
Balance as of December 31	S/ 1,133,763	S/ 514,922